Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 155,887	$ 146,333	$ 137,358
Acquisition costs deferred	16,771	19,577	24,522
Amortization charged to income	(30,396)	(16,299)	(16,992)
Effect of unrealized gains and losses	(18,144)	6,276	1,445
Balance, end of year	$ 124,118	$ 155,887	$ 146,333